Share Capital	12 Months Ended
Dec. 31, 2021
Share Capital
Share Capital
Note 15: Share capital

(a) Authorized

Unlimited common shares without par value.

Unlimited preferred shares – nil issued and outstanding.

(b) Share issuances

During the year ended December 31, 2021:

i

The Company closed the “October 2021 Offering", a non-brokered private equity placement, for gross proceeds of $5,596 which was closed in two tranches and consisted of 7,461,450 units priced at $0.75 per share. Each unit consisted of one common share of Fury Gold and one warrant entitling the holder to purchase one warrant share at a price of CAD$1.20 for a period of three years. The expiry date of the warrants can be accelerated to 30 days with notice from the Company should the common shares trade after the expiry of the four-month hold period at a price equal to or greater than CAD$1.50 for 20 consecutive trading days.

Share issue costs related to the October 2021 Offering totaled $211, which included $68 in commissions and $143 in other issuance costs. A reconciliation of the impact of the private placement on share capital is as follows:

	Number of common shares	Impact on share capital
Common shares issued at $0.75 per share	7,461,450	$5,596
Cash share issue costs	-	(211)
Proceeds net of share issue costs	7,461,450	$5,385

ii.

328,767 shares with a fair market value of $300 were issued to purchase a 2% royalty interest on the Homestake Ridge project (note 11). Share issuance costs incurred in respect of the purchase was $10.

iii.

5,834 shares were issued as a result of share options being exercised with a weighted average exercise price of $0.86 for gross proceeds of $5. An amount of $1 attributed to these share options was transferred from the equity reserves and recorded against share capital.

iv.

101,042 shares were issued as a result of share warrants being exercised with a weighted average exercise price of $1.46 for gross proceeds of $147. An amount of $12 attributed to these share warrants was transferred from the equity reserves and recorded against share capital.

During the year ended December 31, 2020:

i.

In September 2020, the Company issued 7,750,000 Subscription Receipts as part of the September 2020 Offering, which were subsequently exchanged for shares of the Company pursuant to completion of the October 2020 Transaction on October 9, 2020. Out of the Subscription Receipts sold, 5,000,000 were flow-through receipts for gross proceeds of $17,500 and were exchanged for Fury Gold common shares designated as flow-through shares (note 12), while 2,750,000 Subscription Receipts were sold as non-flow-through common shares for gross proceeds of $5,500 and exchanged for Fury Gold common shares.

Share issue costs related to the September 2020 Offering totaled $1,518, which included $1,283 in commissions and $235 in other issuance costs. A reconciliation of the impact of the September 2020 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Flow-through shares issued at $3.50 per share	5,000,000	$17,500
Less: flow-through share premium liability (note 12)	-	(7,500)
Common shares issued at $2.00 per share	2,750,000	5,500
Cash share issue costs	-	(1,518)
Proceeds net of share issue costs	7,750,000	$13,982

On October 9, 2020, pursuant to the completion of the October 2020 Transaction, the Company consolidated the 112,340,434 common shares outstanding as of that date to 75,900,000 common shares and the exercise price of share options issued prior to that date were adjusted downwards by $0.95 to reflect the fair value of the Peruvian projects allocated to the Spincos (note 6). As such, all share and per share data presented in these consolidated financial statements have been retroactively adjusted to reflect the share consolidation unless otherwise noted.

ii.

743,187 (1,100,000 pre-consolidation) common shares were issued at a price of $4.29 ($2.90 pre-consolidation) per share as part of the consideration made for the purchase of the Alturas concessions in Sombrero.

iii.

In 2019, the Company entered into a bridge loan for $3,000 with a private lender (the “Bridge Loan”). The Bridge Loan originally bore interest at 10%, payable annually or on repayment of the principal, and had a term of one year from the date of advancement. In February 2020, the Company amended the original Bridge Loan (“Amended Bridge Loan”) to provide mutual conversion rights to the lender and the Company, and also reduce the annual interest rate from 10% to 5% from the date of amendment. The Amended Bridge Loan was identified as a compound instrument. The Company used the residual method to determine the allocation of the Amended Bridge Loan between the liability and equity component by first determining the fair value of the debt ($2,912), discounted at an effective interest rate of 18%, and allocating the residual value, net of deferred taxes, to the equity component ($154). The loss on derecognition of the original Bridge Loan was $159.

In July 2020, the Amended Bridge Loan was converted to 1,318,877 (1,952,084 pre-consolidation) common shares at a price of $2.37 ($1.60 pre-consolidation) per share for the $3,000 principal loan and the $123 of interest that accrued at a rate of 10% per annum up to the date of the loan amendment. The balance of the interest on the loan, which accrued at a rate of 5% per annum, was then settled in cash to the lender. The loss on derecognition of the Amended Bridge Loan was $65.

iv.

The Company closed the “February 2020 Offering”, a non-brokered private equity placement, for gross proceeds of $15,000 which was closed in two tranches and consisted of 6,333,984 (9,375,000 pre-share consolidation) common shares priced at $2.37 ($1.60 pre-consolidation) per share.

Share issue costs related to the February 2020 Offering totaled $247, which included $59 in commissions and $188 in other issuance costs. A reconciliation of the impact of the February 2020 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Common shares issued at $2.37 per share	6,333,984	$15,000
Cash share issue costs	-	(247)
Proceeds net of share issue costs	6,333,984	$14,753

v.

3,228,182 shares (post-consolidation) were issued as a result of share options being exercised with a weighted average exercise price of $2.42 for gross proceeds of $7,799. An amount of $4,690 attributed to these share options was transferred from the equity reserves and recorded against share capital.